Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses [Abstract]
Prepaid clinical expenses	$ 5,088	$ 5,151	$ 705
Prepaid insurance expense	177	206
Other	1,736	1,219	1,183
Prepaid expenses	$ 7,001	$ 6,576	$ 1,888